Average Annual Total Returns{- Franklin California Intermediate-Term Tax-Free Income Fund} - Franklin California Tax-Free Trust-26 - Franklin California Intermediate-Term Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal M.F. CA Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal M.F. CA Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal M.F. CA Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	2.92%	2.05%	3.64%	2.92%	2.05%	3.64%	2.78%	2.19%	3.54%	3.00%	2.08%	3.64%	3.85%	1.99%	3.32%	5.48%		2.80%	[1]	5.54%	2.68%	4.00%	6.25%	2.95%	4.22%

[1]	1. Since inception August 1, 2017.